SEGMENT REPORTING (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
SEGMENT REPORTING
Number of operating segments | segment	2
Number Of Reportable Segments Not Disclosed Flag	true
Revenues	$ 224,315	$ 255,287	$ 629,428
Total cost of revenues	78,439	101,795	269,496
Gross profit	145,876	153,492	359,932
Fulfillment	16,593	18,932	34,916
Selling and marketing	102,498	111,919	302,694
General and administrative	19,562	25,735	34,078
Other operating income, net	(743)	(876)	(1,361)
Income / (loss) from operations	7,966	(2,218)	(10,395)
Interest income	7	90	350
Interest expense	(17)		(4)
Other income, net	262	(400)	499
Total other (loss) / income	252	(310)	845
Income / (loss) before income tax	8,218	(2,528)	(9,550)
Revenue recognized at a point in time
SEGMENT REPORTING
Revenues	215,555	242,446	615,341
Revenue recognized over time
SEGMENT REPORTING
Revenues	8,760	12,841	14,087
Operating Segments | Product sales
SEGMENT REPORTING
Total cost of revenues	76,683	98,926	265,964
Gross profit	139,092	144,774	351,276
Fulfillment	11,992	12,308	29,580
Selling and marketing	102,478	111,825	302,245
General and administrative	15,854	22,506	29,138
Other operating income, net	(58)	(214)	(351)
Income / (loss) from operations	8,826	(1,651)	(9,336)
Interest income	7	53	270
Interest expense	(17)
Other income, net	246	(472)	485
Total other (loss) / income	236	(419)	755
Income / (loss) before income tax	9,062	(2,070)	(8,581)
Operating Segments | Product sales | Revenue recognized at a point in time
SEGMENT REPORTING
Revenues	215,555	242,446	615,341
Operating Segments | Product sales | Revenue recognized over time
SEGMENT REPORTING
Revenues	220	1,254	1,899
Operating Segments | Services
SEGMENT REPORTING
Total cost of revenues	1,756	2,869	3,532
Gross profit	6,784	8,718	8,656
Fulfillment	4,601	6,624	5,336
Selling and marketing			415
General and administrative	1,705	1,381	1,725
Other operating income, net	(685)	(662)	(1,010)
Income / (loss) from operations	1,163	1,375	2,190
Interest income		37	80
Interest expense			(4)
Other income, net	16	72	14
Total other (loss) / income	16	109	90
Income / (loss) before income tax	1,179	1,484	2,280
Operating Segments | Services | Revenue recognized over time
SEGMENT REPORTING
Revenues	8,540	11,587	12,188
Corporate and Unallocated
SEGMENT REPORTING
Selling and marketing	20	94	34
General and administrative	2,003	1,848	3,215
Income / (loss) from operations	(2,023)	(1,942)	(3,249)
Income / (loss) before income tax	$ (2,023)	$ (1,942)	$ (3,249)